Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 17,223	$ 18,629
Short-term bank deposits	7,500	4,500
Marketable securities	10,657	5,537
Trade receivables, net	33,162	23,245
Inventories	25,123	34,855
Other accounts receivable	3,153	2,661
Total current assets	96,818	89,427
LONG-TERM ASSETS:
Marketable securities	67,341	68,835
Deposits and other long-term assets	722	627
Severance pay fund	537	523
Deferred tax asset	805	564
Property and equipment, net	10,994	11,230
Intangible assets, net	1,543	2,076
Goodwill	5,092	5,092
Total long-term assets	87,034	88,947
Total assets	183,852	178,374
CURRENT LIABILITIES:
Trade payables	10,014	12,439
Employees and payroll accruals	7,081	6,338
Deferred revenues and advances from customers	2,096	1,697
Other payables and accrued expenses	4,740	5,046
Total current liabilities	23,931	25,520
LONG TERM LIABILITIES:
Accrued severance pay	1,355	1,232
Payment obligation related to acquisition		334
Deferred revenues and advances from customers	436	423
Other long-term liabilities	328	166
Total long-term liabilities	2,119	2,155
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 200,000,000 shares as of December 31, 2017 and June 30, 2018; Issued and Outstanding: 34,124,223 shares and 34,385,330 shares as of December 31, 2017 and June 30, 2018, respectively	86	86
Additional paid in capital	145,170	140,170
Receipt on account of shares	(20)
Accumulated other comprehensive income	85	301
Retained earnings	12,481	10,142
Total shareholders' equity	157,802	150,699
Total liabilities and shareholders' equity	$ 183,852	$ 178,374